Long-Term Debt - Schedule of Notes Payable (Details) - Notes payable - Notes payable € in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)
US dollars
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 36.7	$ 25.5				$ 50.5	$ 38.1
British pounds
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	3.9		£ 2.2			0.6		£ 0.3
Euro
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	75.1			€ 50.4		0.0			€ 0.0
Other currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable	$ 0.9				$ 1.0	$ 0.9				$ 0.9